Earnings Per Share (EPS) - Schedule of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Number of weighted ordinary shares in circulation (on average)	38,076,088	29,742,634	23,213,444
Net loss for the year in EUR (in thousands)	€ (16,102)	€ (10,579)	€ (11,203)
Basic/diluted earnings per share in EUR	€ (0.42)	€ (0.36)	€ (0.48)